Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

As of March 31, 2019 and June 30, 2018, other current assets consisted of the following:

	For the periods ended
	March 31, 2019	June 30, 2018
Prepaid Deposit	$1,775,000	$355,500
Prepaid Inventory	75,480	92,737
Employees Advance	46,303	41,303
Prepaid Expenses	155,065	246,260
Other	47,786	20,765
Total:	$2,099,634	$756,565

As of June 30, 2018 and 2017, other current assets consisted of the following:

	For the years ended June 30,
	2018	2017
Prepaid Deposit	$355,500	$57,500
Prepaid Inventory	92,737	84,065
Employees Advance	41,303	30,078
Prepaid Expenses	246,260	4,894
Others	20,765	13,801
Total	$756,565	$190,338